Interests in Other Entities (Details) - Schedule of subsidiaries	12 Months Ended
Dec. 31, 2021
Safe-T Data A.R Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	Safe-T
Principal place of business	Israel
Nature of business activities	Enterprise cybersecurity solutions
Percentage held directly by the Company	100.00%
Rate of shares held by the Company	100.00%
Safe-T USA Inc. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	Safe-T Inc
Principal place of business	USA
Nature of business activities	Enterprise cybersecurity solutions
Rate of shares held by the Company	100.00%
NetNut Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	NetNut
Principal place of business	Israel
Nature of business activities	Enterprise privacy solutions
Percentage held directly by the Company	100.00%
Rate of shares held by the Company	100.00%
NetNut Networks LLC [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	NNNW	[1]
Principal place of business	USA	[1]
Nature of business activities	Enterprise privacy solutions	[1]
Percentage held directly by the Company		[1]
Rate of shares held by the Company	100.00%	[1]
CyberKick Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	CyberKick	[2]
Principal place of business	Israel	[2]
Nature of business activities	Consumer cybersecurity and privacy solutions	[2]
Percentage held directly by the Company	100.00%	[2]
Rate of shares held by the Company	100.00%	[2]
Spell Me Ltd. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	Spell Me	[2]
Principal place of business	Seychelles	[2]
Nature of business activities	Consumer cybersecurity and privacy solutions	[2]
Percentage held directly by the Company		[2]
Rate of shares held by the Company	100.00%	[2]
iShield Inc. [Member]
Interests in Other Entities (Details) - Schedule of subsidiaries [Line Items]
In this report	iShield	[2]
Principal place of business	USA	[2]
Nature of business activities	Consumer cybersecurity and privacy solutions	[2]
Percentage held directly by the Company		[2]
Rate of shares held by the Company	100.00%	[2]

[1]	Acquired on December 8, 2020. Formally known as Chi Cooked LLC. See Note 16.
[2]	Acquired on July 4, 2021. See Note 16.